Fair Value of Financial Instruments not carried at Fair Value - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 164,586	€ 178,896
Interbank balances (w/o central banks)	[1]	6,567	7,195
Central bank funds sold and securities purchased under resale agreements	[1]	11,547	11,478
Securities borrowed	[1]	104	0
Loans		483,784	491,175
Other financial assets	[1]	119,957	110,066
Financial liabilities:
Deposits	[1]	600,224	629,183
Central bank funds purchased and securities sold under repurchase agreements	[1]	2,331	573
Securities loaned	[1]	10	13
Other short-term borrowings	[1]	7,081	5,122
Other financial liabilities	[1]	107,928	93,135
Long-term debt	[1]	122,323	131,525
Trust preferred securities	[1]	513	500
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	164,586	178,896
Interbank balances (w/o central banks)	[1]	6,567	7,195
Central bank funds sold and securities purchased under resale agreements	[1]	11,584	11,505
Securities borrowed	[1]	104	0
Loans		453,504	461,070
Other financial assets	[1]	118,015	107,878
Financial liabilities:
Deposits	[1]	600,996	629,629
Central bank funds purchased and securities sold under repurchase agreements	[1]	2,331	572
Securities loaned	[1]	10	13
Other short-term borrowings	[1]	7,080	5,121
Other financial liabilities	[1]	107,928	93,135
Long-term debt	[1]	118,209	127,743
Trust preferred securities	[1]	€ 407	€ 426

[1]	Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2022